FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for the six month period ending:	/ / (a)

or fiscal year ending:	12/31/16(b)

Is this a transition report?: (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “☐” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Principal Life Insurance Co.
Variable Life Separate Account
	B.	File Number:	811-5118
	C.	Telephone Number:	515-235-1209

2.	A.	Street:	The Principal Financial Group
	B.	City:	Des Moines
	C.	State:	IA
	D.	Zip Code:	50392
		Zip Ext.	2080
	E.	Foreign Country

3.	Is this the first filing on this form by Registrant? (Y/N)		N

4.	Is this the last filing on this form by Registrant? (Y/N)		N

5.	Is Registrant a small Business investment Company (SBIC)? (Y/N)		N
[If answer is “y” (yes), complete only items 89 through 110.]

6.	Is registrant a unit investment trust (UIT)? (Y/N)		Y
(If answer is “y” (Yes complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company? (Y/N)		N
B. How many separate series or portfolios did Registrant have at the end of the period.

125.	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)		$69,539

127.

List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security show, the aggregate total assets at market value as of a date or near the end of the current period of each such group of series and the total income distributions made by each group of series during the current period (excluding distributions of realized gains, if any):

			Total	Total
		Number of	Assets	Income
		Series	($000’s	Distributions
		Investing	omitted)	($000’s omitted)

A.	U.S. Treasury direct issue

B.	U.S. Government Agency

C.	State and municipal tax-free

D.	Public Utility Debt

E.	Brokers or dealers debt or debt of brokers’ or dealer’s parent

F.	All other corporate intermed & long-term debt

G.	All other corporate short-term debt

H.	Equity securities of brokers or dealers or parents of brokers or dealers

I.	Investment company equity securities	1	3,088,511

J.	All other equity securities

K.	Other securities

L.	Total assets of all series or registrant

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)			$188

This report is signed on behalf of the registrant (or depositor or trustee) in the city of Des Moines and State of Iowa on the 28th day of February, 2017.

Principal Life Insurance Company

Variable Life Separate Account

By:

/s/ Britney Schnathorst
Britney Schnathorst, Attorney
Principal Life Insurance Company

Witness:

/s/ Clint Woods
Clint Woods, Vice President,
Associate General Counsel,
Governance Officer and
Assistant Corporate Secretary
Principal Life Insurance Company